Associated companies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Net income statement effect	$ (13)	$ (11)	$ 15,337
Other comprehensive income effect			46
Total comprehensive income effect	(13)	(11)	15,383
Recycling of the Novartis share of other comprehensive income from associated companies	0		3
Roche Holding AG, Switzerland
Disclosure of associates [line items]
Net income statement effect			15,341
Other comprehensive income effect			46
Total comprehensive income effect			15,387
Others
Disclosure of associates [line items]
Net income statement effect	(13)	(11)	(4)
Total comprehensive income effect	$ (13)	$ (11)	$ (4)